Dividends	6 Months Ended
Jun. 30, 2021
Interim Financial Reporting [Abstract]
Dividends

3	Dividends
On 2 August 2021, the Directors approved an interim dividend for the 2021 half-year of $0.07 per ordinary share in respect of the financial year ending 31 December 2021. This distribution amounts to approximately $1,430m and will be payable on 30 September 2021. No liability is recognised in the financial statements in respect of these dividends.

Dividends paid to shareholders of HSBC Holdings plc
	Half-year to
	30 Jun 2021			30 Jun 2020			31 Dec 2020
	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip
	$	$m	$m	$	$m	$m	$	$m	$m
Dividends paid on ordinary shares
In respect of previous year:
– fourth interim dividend	0.15	3,059	—	—	—	—	—	—	—
In respect of current year:
– first interim dividend	—	—	—	—	—	—	—	—	—
– second interim dividend	—	—	—	—	—	—	—	—	—
– third interim dividend	—	—	—	—	—	—	—	—	—
Total	0.15	3,059	—	—	—	—	—	—	—
Total dividends on preference shares classified as equity (paid quarterly)[1]	4.99	7		31.00	45		31.00	45
Total coupons on capital securities classified as equity		666			617			624
Dividends to shareholders		3,732			662			669
1    HSBC Holdings called $1,450m 6.20% non-cumulative US dollar preference shares on 10 December 2020. The security was redeemed and cancelled on 13 January 2021.

Total coupons on capital securities classified as equity
			Half-year to
			30 Jun	30 Jun	31 Dec
			2021	2020	2020
	First call date	Per security	$m	$m	$m
Perpetual subordinated contingent convertible securities[1]
– $2,000m issued at 6.875%[2]	Jun 2021	$68.750	69	69	69
– $2,250m issued at 6.375%	Sep 2024	$63.750	72	72	71
– $2,450m issued at 6.375%	Mar 2025	$63.750	78	78	78
– $3,000m issued at 6.000%	May 2027	$60.000	90	90	90
– $2,350m issued at 6.250%	Mar 2023	$62.500	73	73	74
– $1,800m issued at 6.500%	Mar 2028	$65.000	59	59	58
– $1,500m issued at 4.600%[3]	Dec 2030	$46.000	35	—	—
– $1,000m issued at 4.000%[4]	Mar 2026	$40.000	—	—	—
– $1,000m issued at 4.700%[5]	Mar 2031	$47.000	—	—	—
– €1,500m issued at 5.250%	Sep 2022	€52.500	47	44	46
– €1,000m issued at 6.000%	Sep 2023	€60.000	34	33	34
– €1,250m issued at 4.750%	July 2029	€47.500	36	33	34
– £1,000m issued at 5.875%	Sep 2026	£58.750	41	36	38
– SGD1,000m issued at 4.700%	Jun 2022	SGD47.000	18	17	18
– SGD750m issued at 5.000%	Sep 2023	SGD50.000	14	13	14
Total			666	617	624
1Discretionary coupons are paid twice a year on the perpetual subordinated contingent convertible securities, in denominations of 1,000 per security in each security’s issuance currency.
2This security was called by HSBC Holdings on 15 April 2021 and was redeemed and cancelled on 1 June 2021.
3This security was issued by HSBC Holdings on 17 December 2020. The first call date commences six calendar months prior to the reset date of
17 June 2031.
4This security was issued by HSBC Holdings on 9 March 2021. The first call date commences six calendar months prior to the reset date of 9 September 2026.
5This security was issued by HSBC Holdings on 9 March 2021. The first call date commences six calendar months prior to the reset date of 9 September 2031.